Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating leases future minimum payments due [Abstract]
2013	$ 256
2014	220
2015	178
2016	111
2017	88
Thereafter	227
Total minimum lease payments	1,080
Operating leases rent expense, net [Abstract]
Operating leases rent expense, net	$ 280	$ 278	$ 264